STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Schedule of Listing of Stock Options and Warrants) (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price			$ 3.2006	$ 1.43
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price			$ 13.9195	18.34
Warrants 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		400	400
Issued - Average Exercise Price		$ 0.75				$ 0.75
Warrants 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares
Issued - Average Exercise Price
Warrants 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		69,801	71,368
Issued - Average Exercise Price		$ 11.25
Warrants 2012 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price					$ 11.25
Warrants 2012 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price					$ 15.00
Warrants 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		267,579	267,579
Warrants 2013 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 6.00		6.00
Warrants 2013 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 14.85		$ 14.85
Warrants 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		161,375	161,375
Warrants 2014 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 12.375	$ 12.375
Warrants 2014 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 24.375	$ 24.375
Warrants 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		126,310
Warrants 2015 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 9.75
Warrants 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 24.375
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		625,465	500,722	461,920	468,431
Issued - Average Exercise Price		$ 13.49	$ 3.81	$ 9.00
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.75	0.75	0.75
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 24.375	$ 24.375
Warrant Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		203,801	71,257
Stock Options 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		11,666	11,666
Issued - Average Exercise Price		$ 0.75
Stock Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		126,029	126,029
Stock Options 2012 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 5.25			$ 5.25
Stock Options 2012 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 6.00			$ 6.00
Stock Options 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		238,088	238,556
Stock Options 2013 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 4.875		4.875
Stock Options 2013 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 23.85		$ 25.613
Stock Options 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		65,681	72,350
Stock Options 2014 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 6.50	$ 6.50
Stock Options 2014 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 18.75	$ 18.75
Stock Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		66,926
Stock Options 2015 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 3.10
Stock Options 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 3.45
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		508,391	448,601	385,733	168,856
Issued - Average Exercise Price		$ 3.14	$ 8.12	$ 6.75
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		0.75	0.75
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 25.613	$ 25.613
Stock Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		2,031	23,206
Stock Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		192,000	123,998
Stock Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares		23,206	3,845